Significant Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Significant Accounting Judgements and Estimates

Note 3 – Significant Accounting Judgements and Estimates

In the application of the Company’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Judgements, estimates and assumptions applied are based on historical experience and other factors that are relevant, and which are available at the reporting date. Uncertainty concerning estimates and assumptions could result in outcomes that require a material adjustment to assets and liabilities in future periods.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively. While the application of critical accounting estimates is subject to material estimation uncertainties, management’s ongoing revisions of critical accounting estimates and underlying assumptions have not revealed any material impact in any of the years presented in these consolidated financial statements.

There have been no changes to the application of significant accounting judgements, or estimation uncertainties regarding accounting estimates compared to December 31, 2023.

Significant Accounting Judgements

Significant accounting judgements which have a material impact on the consolidated financial statements are described in the following sections.

Internally Generated Intangible Assets

Development of Drug Candidates

IAS 38, “Intangible Assets” prescribes that intangible assets arising from development projects must be recognized in the consolidated statements of financial position if the criteria for capitalization are met. That means (1) that the development project is clearly defined and identifiable; (2) that technological feasibility, adequate resources to complete and a market for the product or an internal use of the project can be documented; (3) that the expenditure attributable to the development project can be measured reliably; and (4) that the Company has the intent to produce and market the product. Such an intangible asset shall be recognized if it can be demonstrated that the future income from the development project will exceed the aggregate cost of development, production, sale and administration of the product.

Due to the risk associated with drug development, future income from development projects related to drug candidates cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, the Company does not recognize internally generated intangible assets at this time.

Significant Estimation Uncertainties

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

Revenue and Provisions

Provisions for Sales Deductions and Product Returns

Sales deductions and product returns are considered variable consideration and constrained to the extent that a significant reversal in the amount of recognized revenue will not occur when the uncertainties associated with the rebate or chargeback item are subsequently resolved, or for product returns, when the products are distributed to patients.

Provisions for unsettled sales deductions and product returns are estimated on the basis of a percentage of sales as defined by individual agreements and contracts, and for government rebates by individual state- and plan agreements. Further inputs to the calculations are based on payer channel mix, current contract prices under eligible programs and current inventory levels in the distribution channels. Inputs to the calculations are subject to estimation and assumptions and are based on historical experience and other factors that are relevant, and which are available at the reporting date. Provisions are adjusted to absolute amounts and recognized as other liabilities when estimated sales deductions are processed.

As of December 31, 2024, provisions for sales deductions and product returns were €99.1 million compared to €32.7 million, as of December 31, 2023. The development in total provisions is disclosed in Note 15, “Provisions.” Due to the nature of these provisions, it is not practicable to give meaningful sensitivity estimates due to the large volume of variables that contribute to the overall rebates, chargebacks, product returns and other sales deductions. Provisions are reviewed and adjusted regularly considering contractual terms, regulatory obligations, payer trends, historical experiences and market projections.

Share-based Payment

Warrant Compensation Costs

IFRS 2, “Share-Based Payment” requires an entity to reflect in its consolidated statement of profit or loss and financial position, the effects of share-based payment transactions. Warrant compensation costs are recognized as cost of sales, research and development costs or selling, general and administrative expenses, as appropriate, over the vesting period, based on management’s best estimate of the number of warrants that will ultimately vest, which is subject to uncertainty.

Warrant compensation costs are measured according to the grant date fair value of the warrants granted. Estimating fair values requires the Company to apply generally accepted valuation models and apply these models consistently according to the terms and conditions of the specific warrant program. Under all warrant programs, the Black-Scholes option-pricing model has been applied to determine the fair value of warrants granted. Subjective judgements and assumptions, which are subject to estimation uncertainties, need to be exercised in determining the appropriate input to the valuation model. These inputs include expected volatility of the Company’s share price for a historic period equaling the expected lifetime of the warrants, reflecting the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends, expected forfeitures and expected lifetime of warrants.

Warrant compensation cost recognized in the consolidated statement of profit or loss was €19.7 million, €28.8 million and €55.2 million for the years ended December 31, 2024, 2023 and 2022, respectively. Changes to inputs applied to the Black-Scholes option-pricing model could affect the warrant compensation cost. Refer to Note 7, “Share-based Payment,” for additional details.

Valuation of Embedded Derivatives

Foreign currency conversion options embedded in the convertible notes are accounted for separately as derivative liabilities at fair value through profit or loss.

Fair value cannot be measured based on quoted prices in active markets, or other observable input, and accordingly, derivative liabilities are measured by use of valuation techniques in the form of the Black-Scholes option-pricing model. Subjective judgements and assumptions, which are subject to estimation uncertainties, need to be exercised in determining the appropriate unobservable input to the valuation model (Level 3 in the fair value hierarchy). This includes volatility of the Company’s share price for a historic period, reflecting the assumption that the historical volatility is indicative of a period similar to the expected lifetime of the options.

As of December 31, 2024, the valuation of the derivative liabilities was €150.7 million compared to €143.3 million as of December 31, 2023. Changes in assumptions relating to these factors could affect the reported fair value of derivative liabilities. Refer to Note 16, “Financial Assets and Liabilities,” for additional details.

Measurement of Royalty Funding Liabilities

The carrying amount of royalty funding liabilities is measured according to anticipated future cash flows, which further depends on the amount and timing of future revenue from sale of commercial products. Assumptions that impact the amount and timing of future sale of commercial products are subject to estimation uncertainties, and are subject to a number of factors which are not within the Company’s control.

As of December 31, 2024, the carrying amount of the royalty funding liabilities was €305.4 million compared to €138.4 million as of December 31, 2023. As of December 31, 2024, royalty funding liabilities comprised two agreements compared with one agreement as of December 31, 2023. The Company will periodically revisit the anticipated amount and timing of future sale of commercial products and to the extent such amount or timing is materially different from the previous estimates, a remeasurement gain or loss is recognized through the profit or loss as finance income or expenses, as appropriate, which would further increase or decrease future interest expenses. Refer to Note 16, “Financial Assets and Liabilities” for additional details.